Fair Value (Schedule Of Differences Between Aggregate Fair Value And Aggregate Remaining Contractual Balance For Long-Term Receivables And Debt Instruments For Which Fair Value Option Was Elected) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Sep. 30, 2012	Mar. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding, assets	¥ 3,500	¥ 26,000
Fair value, assets	3,419	26,056
Fair value over (under) remaining aggregate contractual amounts outstanding, assets	(81)	56
Remaining aggregate contractual amounts outstanding, liabilities	670,234	664,095
Fair value, liabilities	545,329	524,758
Fair value over (under) remaining aggregate contractual amounts outstanding, liabilities	(124,905)	(139,337)
Receivables Under Resale Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding, assets		26,000
Fair value, assets		26,056
Fair value over (under) remaining aggregate contractual amounts outstanding, assets		56
Other Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding, assets	3,500
Fair value, assets	3,419
Fair value over (under) remaining aggregate contractual amounts outstanding, assets	(81)
Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding, liabilities	670,234	664,095
Fair value, liabilities	545,329	524,758
Fair value over (under) remaining aggregate contractual amounts outstanding, liabilities	¥ (124,905)	¥ (139,337)